Bonds, Mortgages and Other Long-Term Debt	6 Months Ended
Jun. 30, 2026
Bonds, Mortgages and Other Long-Term Debt [Abstract]
Bonds, mortgages and other long-term debt

Note 28. Bonds, mortgages and other long-term debt

Borrowings as of June 30, 2026, primarily relate to financing arrangements held by IC’Alps. The Group also assumed certain borrowings in connection with the acquisition of Miraex on June 1, 2026. Debt is classified as current or noncurrent based on the contractual terms of the respective arrangements and the Group’s right to defer settlement as of June 30, 2026. Interest expense is recognized using the effective interest method in accordance with ASC 835-30, as applicable.

Debt consisted of the following:

	As of June 30, 2026	As of December 31,
USD'000	(unaudited)	2025
Bpifrance Innovation R&D Loan	425	499
Bpifrance Innovation Loan	365	403
PGE loans (CIC, Bpifrance and BNP)	178	394
Recoverable advances – Bpifrance (Innovation and BELICIM)	175	382
Miraex borrowings	109	-
COVID-19 loans	85	117
Convertible notes	10	10
Total debt	1,347	1,805
Less: current portion	(623)	(748)
Noncurrent portion	724	1,057

The aggregate contractual principal maturities of debt as of June 30, 2026, are presented below. Amounts represent contractual principal repayments, translated using June 30, 2026, exchange rates, and exclude interest and unamortized discounts.

Year	USD’000
2026	446
2027	459
2028	293
2029	199
2030 and thereafter	28
Total contractual principal	1,425

Bpifrance Innovation – Research & Development Loan Agreement

On June 30, 2022, Bpifrance Financement granted IC’Alps an Innovation – Research & Development Loan in the amount of EUR 500,000 to support an R&D program focused on optimizing the energy consumption of integrated circuits. The loan is repayable over 31 quarters with the final installment scheduled for March 31, 2030, and bears a fixed interest rate of 2.06% per annum. A processing fee was withheld from the proceeds at issuance.

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate.

As of December 31, 2025, the Group owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 325,000 (USD 381,765) and current debt in an aggregate amount of EUR 100,000 (USD 117,466).

As of June 30, 2026, the carrying amount of the loan was EUR 372,940 (USD 424,835), of which EUR 98,260 (USD 111,933) was classified as current and EUR 274,680 (USD 312,903) was classified as noncurrent.

Bpifrance Innovation Loan

On June 30, 2022, Bpifrance Financement granted IC’Alps a business loan in the amount of EUR 500,000 to support the financing of intangible expenses related to the industrial and commercial launch of an innovation. The loan is repayable over a seven-year period ending June 30, 2029, and bears a fixed interest rate of 4.29% per annum. A processing fee was withheld from the proceeds at issuance.

The loan was initially measured at fair value, and interest expense is recognized subsequently using the effective interest method at an effective interest rate of 5.25% per annum.

As of December 31, 2025, the Group owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 271,255 (USD 318,633) and current debt in an aggregate amount of EUR 72,050 (USD 84,635).

As of June 30, 2026, the carrying amount of the loan was EUR 319,880 (USD 364,392), of which EUR 97,455 (USD 111,016) was classified as current and EUR 222,425 (USD 253,376) was classified as noncurrent.

PGE loan – CIC Lyonnaise de Banque

On May 12, 2020, CIC Lyonnaise de Banque granted IC’Alps a state-guaranteed cash-flow loan (“PGE”) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective May 15, 2021, IC’Alps rescheduled repayment over a 60-month period and became liable for interest at a fixed rate of 0.70% per annum on the outstanding principal (together with guarantee fees).

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate.

As of December 31, 2025, the Group owed CIC Lyonnaise de Banque current debt in an aggregate amount of EUR 63,287 (USD 74,340).

The facility was substantially repaid by June 30, 2026.

PGE Soutien Innovation loan – Bpifrance

On June 15, 2020, Bpifrance Financement granted IC’Alps a state-guaranteed cash-flow loan (PGE Soutien Innovation) in the amount of EUR 600,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective June 15, 2021, the repayment of principal and interest was rescheduled over 20 quarterly installments. Under the amended terms, interest accrues at a fixed rate of 3.35% per annum on the outstanding principal.

As of December 31, 2025, the Group owed Bpifrance Financement current debt in an aggregate amount of EUR 75,000 (USD 88,100).

The facility was substantially repaid by June 30, 2026.

PGE loan – BNP Paribas

On June 14, 2022, BNP Paribas granted IC’Alps a state-guaranteed business loan in the amount of EUR 300,000 as part of the French government’s COVID-19 economic support measures. Following an amendment effective June 13, 2023, repayment of principal, interest and guarantee fees was rescheduled over a 60-month period. Under the amended terms, interest accrues at a fixed rate of 3.75% per annum on the outstanding principal.

As the loan was granted at market terms and transaction costs were immaterial, interest expense is recognized at the stated contractual rate.

As of December 31, 2025, the Group owed BNP Paribas noncurrent debt in an aggregate amount of EUR 76,542 (USD 89,911) and current debt in an aggregate amount of EUR 120,333 (USD 141,339).

As of June 30, 2026, the aggregate carrying amount of the CIC, Bpifrance and BNP PGE loan population was EUR 156,585 (USD 178,374), of which EUR 75,940 (USD 86,507) was classified as current and EUR 80,645 (USD 91,867) was classified as noncurrent. The balance principally relates to the BNP Paribas facility.

Recoverable advance from Bpifrance (“Avance Innovation”)

On July 3, 2018, Bpifrance Financement granted IC’Alps an interest-free repayable advance (“Avance Innovation”) in the amount of EUR 652,000 to support the development of analog and digital components for ultrasonic solutions. The advance was disbursed in three instalments (subject to conditions) and is repayable in 20 equal quarterly installments beginning December 31, 2021, and ending September 30, 2026.

As the advance is interest-free, it was initially measured at fair value. Interest expense is recognized subsequently using the effective interest method at an effective interest rate of 4.18% per annum. The difference between the fair value at initial recognition and the cash proceeds received was recognized as deferred income (grant component) and is recognized in income over the related period.

As of December 31, 2025, the Group owed Bpifrance Financement current debt in an aggregate amount of EUR 94,466 (USD 110,966). The current portion of deferred grant income was EUR 3,334 (USD 3,916); accordingly, the carrying value of the current debt was EUR 91,132 (USD 107,050).

As of June 30, 2026, the carrying amount of the advance was EUR 30,922 (USD 35,225), all of which was classified as current.

BELICIM project – Bpifrance grant and recoverable advance agreement

On February 28, 2020, IC’Alps entered into a multi-party aid agreement with Bpifrance Financement under the PSPC-Régions Call for Projects (BELICIM). The aid available to IC’Alps under the program was structured as (i) a recoverable advance and (ii) a grant component.

The recoverable advance is repayable in four annual installments starting December 31, 2024, unless the project is declared a technico-economic failure. The recoverable advance was initially measured at fair value and interest expense is recognized subsequently over the repayment period using the effective interest method at an effective interest rate of 0.94% per annum.

As of December 31, 2025, the Group owed Bpifrance Financement noncurrent debt in an aggregate amount of EUR 167,222 (USD 196,430) and current debt in an aggregate amount of EUR 61,253 (USD 71,952).

As of June 30, 2026, the carrying amount of the recoverable advance was EUR 122,492 (USD 139,537), of which EUR 80,491 (USD 91,692) was classified as current and EUR 42,000 (USD 47,845) was classified as noncurrent.

Miraex borrowings

In connection with the acquisition of Miraex SA on June 1, 2026, the Group assumed a CHF 50,000 loan from Bühler AG and an interest-free loan from the Foundation for Technological Innovation (“FIT”). The Bühler loan bears interest at 4% per annum and matures on December 31, 2026. The FIT loan was originally issued for CHF 100,000 and is measured at amortized cost using a 4% effective interest rate. The difference between the proceeds received and the initial fair value of the FIT loan was recognized as deferred grant income and is recognized in income over the financing period.

As of June 30, 2026, the aggregate carrying amount of the Miraex borrowings was CHF 87,824 (USD 108,719), consisting of CHF 50,000 related to the Bühler loan and CHF 37,824 related to the FIT loan. The full amount was classified as current at June 30, 2026.

COVID-19 loans

On March 24, 2020, WISeKey International Holding Ltd and WISeKey SA entered into loan agreements with UBS SA under the Swiss Government-supported COVID-19 Credit Facility for aggregate proceeds of CHF 571,500. The loans, as amended, are repayable through March 2028 and bear interest at 1.5% per annum.

As of December 31, 2025, the outstanding balance on the loans was CHF 92,161 (USD 116,381).

As of June 30, 2026, the aggregate outstanding balance was CHF 68,800 (USD 84,976), of which CHF 46,600 (USD 57,556) was classified as current and CHF 22,200 (USD 27,419) was classified as noncurrent.

L1 Subscription Agreement

On October 23, 2024, the Group entered into a subscription agreement with L1 Capital Global Opportunities Master Fund (“L1”) pursuant to which L1 committed to provide financing of up to USD 15 million during a 24-month commitment period ending October 22, 2026. Notes issued under the facility are unsecured, non-interest-bearing and convertible into WISeKey Class B shares in accordance with the terms of the facility.

During the six months ended June 30, 2026, there were no subscriptions or conversions under the facility. As of June 30, 2026, convertible notes with an aggregate principal amount and carrying amount of USD 10,000 remained outstanding, and the remaining available commitment under the facility was USD 13.75 million.

Anson Subscription Agreement

On October 23, 2024, the Group entered into a subscription agreement with Anson Investments Master Fund LP (“Anson”) pursuant to which Anson committed to provide financing of up to USD 15 million during a 24-month commitment period ending October 22, 2026. Notes issued under the facility are unsecured, non-interest-bearing and convertible into WISeKey Class B shares in accordance with the terms of the facility.

During the six months ended June 30, 2026, there were no subscriptions or conversions under the facility. As of June 30, 2026, there was no convertible note outstanding and the remaining available commitment under the facility was USD 13.75 million.

Indebtedness to related parties

As of June 30, 2026, the Group had current indebtedness to related parties of USD 81,847, primarily comprising loans from the noncontrolling shareholders of WISeKey SAARC Ltd. The Group also had noncurrent indebtedness to related parties of USD 1,170,519 relating to an unused vacation allowance payable to Peter Ward. Refer to Note 40 for further information regarding related-party balances and transactions.